Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 20,071	$ 22,719
Federal funds sold	13,999	12,000
Cash and cash equivalents	34,070	34,719
Interest-bearing deposits in other financial institutions	10	713
Securities available for sale	38,727	33,860
Federal Home Loan Bank stock	3,060	3,423
Loans:
Commercial	311,215	297,047
Mortgage	83,106	80,756
Installment	6,925	5,283
Total Loans	401,246	383,086
Allowance for loan losses	(5,251)	(6,613)
Net loans	395,995	376,473
Premises and equipment	9,627	9,660
Other real estate held for sale	3,162	5,562
Deferred tax asset	8,427	9,028
Other assets	5,233	5,258
TOTAL ASSETS	498,311	478,696
Liabilities:
Non-interest-bearing deposits	51,273	41,264
Interest-bearing deposits:
NOW, Money Market, Checking	152,563	134,703
Savings	14,203	17,670
CDs less than $100,000	130,685	96,977
CDs more than $100,000	23,229	22,698
Brokered	32,836	73,467
Total deposits	404,789	386,779
Borrowings	35,997	36,069
Other liabilities	2,262	1,966
Total liabilities	443,048	424,814
Shareholders' equity:
Preferred stock - No par value: Authorized 500,000 shares, 11,000 shares issued and outstanding	10,921	10,706
Common stock and additional paid in capital - No par value Authorized - 18,000,000 shares Issued and outstanding - 3,419,736 shares	43,525	43,525
Retained earnings (deficit)	492	(961)
Accumulated other comprehensive income	325	612
Total shareholders' equity	55,263	53,882
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 498,311	$ 478,696